RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Due to related parties	$ (146)	$ (141)
Oniva International Services Corp. [Member]
Statement [Line Items]
Due to related parties	97	98
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due to related parties	$ (243)	$ (239)